Use of Estimates	12 Months Ended
Dec. 31, 2025
Use of Estimates [Abstract]
USE OF ESTIMATES

NOTE 5 - USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements primarily include, but are not limited to, allowances for doubtful accounts, lower of cost and net realizable value of inventory, assessment for impairment of long-lived assets and intangible assets, valuation of deferred tax assets, change in fair value of contingent consideration, determination of share-based compensation expenses as well as fair value of stock warrants.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.